RSU’s (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Units

Outstanding RSUs at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2023	7,044,527	$0.24
Granted	9,720,403	$0.11
Vested	(2,667,436)	$0.23
Forfeited	(71,000)	$0.50
Unvested as at December 31, 2024	14,026,494	$0.15

Unvested as at December 31, 2024	14,026,494	$0.15
Vested	(672,450)	0.10
Unvested as at March 31, 2025	13,354,044	$0.15

(i)	On January 29, 2024, the Company granted 672,450 RSUs to the CFO of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $3,552 and $8,880 for the three months ended March 31, 2025 and March 31, 2024, respectively, which is included in operating expenses in the condensed interim consolidated statements of loss and comprehensive loss.

(ii)	On March 13, 2024, the Company granted 9,047,953 RSUs to certain executives and employees of the Company, which vest in one-third increments on March 13 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $98,979 and $22,220 for the three months ended March 31, 2025 and March 31, 2024 respectively, which is included in operating expenses in the condensed interim consolidated statements of loss and comprehensive loss.

Outstanding RSUs at June 30, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2023	7,044,527	$0.24
Granted	9,720,403	$0.11
Vested	(2,667,436)	$0.23
Forfeited	(71,000)	$0.50
Unvested as at December 31, 2024	14,026,494	$0.15

Unvested as at December 31, 2024	14,026,494	$0.15
Vested	(672,450)	0.10
Unvested as at June 30, 2025	13,354,044	$0.15

(i)	On January 29, 2024, the Company granted 672,450 RSUs to the CFO of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $3,552 and $3,552, respectively, for the three and six months ended June 30, 2025, which is included in operating expenses condensed interim consolidated statements of income (loss) and comprehensive income (loss), compared to $12,432 and $21,311 for the three and six months ended June 30, 2024, respectively.

(ii)	On March 13, 2024, the Company granted 9,047,953 RSUs to certain executives and employees of the Company, which vest in one-third increments on March 13 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $51,061 and $150,040, respectively, for the three and six months ended June 30, 2024, which is included in operating expenses condensed interim consolidated statements of income (loss) and comprehensive income (loss) compared to $112,334 and $134,554, for the three and six months ended June 30, 2024, respectively.

The following table summarizes the RSU activity during the year ended December 31, 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2022	4,822,741	$0.22
Granted (i, ii, iii)	10,844,993	0.23
Vested	(5,809,217)	0.24
Forfeited	(2,813,990)	0.20
Unvested as at December 31, 2023	7,044,527	$0.24
Granted (iv, v)	9,720,403	0.11
Vested	(2,667,436)	0.23
Forfeited	(71,000)	0.50
Unvested as at December 31, 2024	14,026,494	$0.15

(i)	On June 1, 2023, the Company granted 4,067,637 RSUs to executives and employees of the Company, which vested immediately. The vesting of these RSUs resulted in stock-based compensation of $355,420 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(ii)	On June 4, 2023, the Company granted 42,000 RSUs to a consultant of the Company, vested immediately. The vesting of these RSUs resulted in stock-based compensation of $7,825 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On July 4, 2023, the Company granted 6,735,356 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2024, 2025 and 2026. The vesting of these RSUs resulted in stock-based compensation of $344,515 for the year ended December 31, 2023, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On January 29, 2024, the Company granted 672,450 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(v)	On March 13, 2024, the Company granted 9,047,953 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.